INCOME TAX	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
INCOME TAX [Text Block]

11. INCOME TAX

(a) Income tax expense

	Years ended December 31,
	2023	2022
Current income tax:
Current expense	3,002	1,156
Current tax adjustments related to prior periods	-	(264)
Current income tax expense	3,002	892
Deferred income tax:
Origination and reversal of temporary differences	47,036	5,405
Deferred tax adjustments related to prior periods	105	535
Deferred income tax expense	47,141	5,940
Income tax expense	50,143	6,832

(b) Effective tax rate reconciliation

	Years ended December 31,
	2023	2022
Income tax expense (recovery) at Canadian statutory rate of 36.5%	48,484	(6,984)
Permanent differences	2,641	10,136
Foreign tax rate differential	104	64
Unrecognized tax benefits	(1,189)	3,344
Deferred tax adjustments related to prior periods	103	272
Income tax expense	50,143	6,832

(c) Deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at December 31,
	2023	2022
Property, plant and equipment	(259,618)	(226,123)
Other financial assets	9,306	8,222
Provisions	38,464	29,721
Other financial liabilities	(3,442)	-
Tax loss carry forwards	100,567	111,925
Deferred tax liability	(114,723)	(76,255)

(d) Unrecognized deferred tax assets and liabilities

	As at December 31,
	2023	2022
Deductible temporary differences:
Debt	78,359	86,745
Losses and tax pools	28,082	28,082
Other financial assets	15,314	14,078
Deferred tax asset:
Debt	10,469	11,658
Losses and tax pools	7,582	7,582
Other financial assets	2,067	1,900

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits. There are no unrecognized deferred tax liabilities.

Losses and tax pools of $28,082 (2022 - $28,082) relate to non-capital losses in Canada which expire between 2027 and 2039.